SEGMENT REPORTING	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 14 -     SEGMENT REPORTING
The CODM of the Company has been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.
Based on the criteria established by ASC 280, the Company has determined that the reportable segments of the Company consist of (1) IA, (2) Rail, (3) M&E, in accordance with the Company’s organization and internal financial reporting structure. The CODM assesses the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the CODM does not use any other measures by segments.
Summarized information by segments for the six months ended December 31, 2019, and 2020 is as follows:

	Six months ended December 31, 2019
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$116,288	82,546	35,307	234,141
Product sales	9,164	3,497	—	12,661
Maintenance service revenue	7,921	36,625	705	45,251
Extended warranty service revenue	555	730	—	1,285

Total	133,928	123,398	36,012	293,338

Costs of revenue	88,722	67,370	29,108	185,200

Gross profit	$45,206	56,028	6,904	108,138

	Six months ended December 31, 2020
	(Unaudited)
	IA	Rail	M&E	Consolidated
Revenues from external customers
Integrated solutions contract revenue	$150,246	57,937	39,991	248,174
Product sales	11,819	3,207	—	15,026
Maintenance service revenue	11,372	48,430	20	59,822
Extended warranty service revenue	1,383	390	—	1,773

Total	174,820	109,964	40,011	324,795

Costs of revenue	115,676	56,834	35,165	207,675

Gross profit	$59,144	53,130	4,846	117,120

The majority of the Company’s revenues and long-lived assets other than goodwill and intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Six months ended December 31,
	2019	2020
	(Unaudited)	(Unaudited)
Revenues:
PRC	$250,126	$283,528
Non-PRC	43,212	41,267

	$293,338	$324,795

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	June 30,	December 31,
	2020	2020
		(Unaudited)
Long-lived assets other than goodwill and acquired intangible assets
PRC	$129,340	$148,177
Non-PRC	11,938	13,565

	$141,278	$161,742